Intangible Assets and Goodwill - Additional Information (Detail)	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018
Disclosure Of Information For Individual Asset Or Cash Generating Unit With Significant Amount Of Goodwill Or Intangible Assets [Line Items]
Description related to cash flow prejections period	over a period of five to six years
ibibo Group - Go ibibo [Member]
Disclosure Of Information For Individual Asset Or Cash Generating Unit With Significant Amount Of Goodwill Or Intangible Assets [Line Items]
Percentage by which recoverable amount exceeds the carrying amount	7.80%	14.40%
Discount rate (pre-tax)	1.02%	1.72%
EBITDA margin	2.74%	3.16%
ibibo Group - redBus [Member]
Disclosure Of Information For Individual Asset Or Cash Generating Unit With Significant Amount Of Goodwill Or Intangible Assets [Line Items]
Percentage by which recoverable amount exceeds the carrying amount	18.00%	14.30%
Discount rate (pre-tax)	2.22%	1.57%
EBITDA margin	2.15%	2.12%